Investment Strategy - Russell Investments Alternatives Diversifier Fund	Oct. 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “multi-strategy and multi-manager” approach whereby Russell Investment Management, LLC (“RIM”) allocates the Fund’s assets to a diverse range of alternative investment strategies and utilizes multiple money managers to pursue those strategies. Pursuant to the Fund’s alternative investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. While the Fund will primarily use derivatives to implement its investment strategies, investments may also include equity securities and fixed income securities. The Fund may take both long and short positions. A long position is one with the expectation that the underlying asset will rise in value. A short position is one with the expectation that the underlying asset will decline in value.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund’s asset allocation at any time. With the exception of Efficient Capital Management, LLC (“Efficient”), the Fund’s money managers select the individual portfolio instruments for the assets assigned to them.  Efficient recommends certain Fund money managers to RIM, directs those money managers with respect to target volatility levels and advises RIM with respect to the Fund’s allocations among those money managers. RIM manages the Fund’s cash balances.
The Fund uses Active Long-Volatility Biased and Tactical Trading alternative investment strategies. Each strategy includes multiple sub-strategies.
Active Long-Volatility Biased Strategy: Seeks gains from changes in market volatility, volatility dislocations (meaning periods when investments tied to market volatility appear unusually expensive or inexpensive or are priced differently across related instruments or markets) and other market conditions associated with increased uncertainty or market stress. The strategy generally maintains a long-volatility bias (meaning it generally holds positions that are expected to benefit when markets become more volatile, including during sharp market declines or other large market movements) and may seek to provide positive convexity (meaning gains may increase at an accelerating rate as market volatility rises or markets decline sharply). The strategy may also employ active trading, relative value positions or other techniques intended to mitigate negative carry (meaning the ongoing cost of maintaining positions that may lose value or generate losses over time in stable or rising markets). Active Long-Volatility Biased sub-strategies include:
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Relative Value Volatility Sub-Strategy: Seeks gains from perceived mispricing among related volatility instruments, securities or markets. These long or short opportunities may arise in equity, interest rate or foreign exchange volatility, as well as in convertible or hybrid instruments, corridor or variance structures (types of derivatives whose returns are based on how much and how often an asset’s price moves within a specified range), or other derivatives that a money manager believes are trading at a premium or discount to fair value.
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Dispersion Sub-Strategy: Seeks gains from differences in volatility between an index and its underlying constituents. This sub-strategy typically involves positions that are long individual security volatility and short index volatility, and may include other forms of dispersion trading (an approach that seeks to profit when the price movements or implied volatilities of individual securities diverge from those of a broader index or from each other).
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Cross-Asset Long Volatility Sub-Strategy: Seeks gains from outright or actively managed long-volatility exposures across equity, interest rate and foreign exchange markets. The sub-strategy may maintain long volatility exposure across a range of underlying markets and adjust the level, mix or location of that exposure over time based on market conditions, volatility levels or a money manager’s assessment of relative opportunities. It may seek to benefit from volatility spikes, rapid repricing events or other market dislocations.
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Carry Mitigation and Funding Sub-Strategy: Seeks to offset some of the cost of maintaining long-volatility exposure by investing in positions that a money manager believes may generate positive returns in more benign market environments, while seeking to limit the extent to which such positions reduce the portfolio’s convexity in stressed conditions.
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Convexity Overlay and Tail Risk Hedging Sub-Strategy: Seeks gains from positions intended to increase the portfolio’s responsiveness to severe market selloffs, sharp volatility spikes or other extreme market events. The sub-strategy may include downside hedges, long gamma positions (positions that are designed to become more sensitive to market movements as prices change, so that gains may increase as markets move sharply), options structures or other convexity-oriented positions, used alone or in combination with other sub-strategies.
Tactical Trading Strategy: Seeks gains across global markets from price trends, relative value relationships, macroeconomic developments and other market conditions affecting equities, interest rates, commodities, government securities, currencies and futures. The strategy may take long or short positions and seek to benefit from sustained directional price movements, changing relationships among related assets, or shifts in economic, monetary, fiscal, geopolitical or other systemic conditions.
Tactical Trading sub-strategies include:
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Trend-Following Sub-Strategy: Seeks gains from upward or downward price movements across global markets, including equity, interest rate, currency and commodity markets. The sub-strategy generally uses systematic models to identify and respond to persistent price trends, momentum patterns or related market signals.
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Relative Value and Cross-Market Sub-Strategy: Seeks gains from perceived mispricing or changing relationships among related markets, instruments or asset classes. Opportunities may arise across countries, regions, yield curves, currencies, commodity curves, equity indices, cash securities and related derivatives, or other instruments that a money manager believes are trading at a premium or discount to fair value. The sub-strategy is generally designed to limit unwanted market exposure and may be implemented through diversified positions intended to enhance the portfolio’s overall risk/return profile.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest in currency futures and options on futures, forward currency contracts and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes.
The Fund may invest in equity securities of issuers of any market capitalization which are economically tied to U.S. and non-U.S. countries, including emerging markets countries. These securities may include common stocks, preferred stocks, rights, warrants, convertible securities and depositary receipts. The Fund’s investments in convertible securities may include contingent convertible securities, which provide for mandatory conversion into common stock of the issuer under certain circumstances. Based on index provider classifications, the Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The Fund may also invest in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”) and in debt securities that are the subject of bankruptcy proceedings, in default as to the payment of principal or interest or rated in the lowest rating category (“distressed securities”). The Fund may invest in U.S. and non-U.S. corporate fixed income securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by their respective agencies and instrumentalities, as well as in emerging markets debt securities. The Fund may also invest in variable and floating rate securities. The Fund may enter into repurchase agreements and reverse repurchase agreements.
The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The Fund may invest directly or indirectly through the Subsidiary in commodity-linked derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange-traded funds, exchange-traded notes and commodity-linked securities that together are intended to provide exposure to the performance of the commodity futures market. The Fund’s commodity exposure will be to traditional commodities such as energy products, precious and industrial metals, grains, soft commodities and livestock. The portion of the Fund’s or the Subsidiary’s assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time the portion could be substantial.
The Fund’s or the Subsidiary’s use of derivatives may cause the Fund’s or Subsidiary’s investment returns to be impacted by the performance of securities the Fund or the Subsidiary does not own and result in the Fund’s or the Subsidiary’s total investment exposure exceeding the value of its portfolio.
The Fund may invest in pooled investment vehicles, including other investment companies such as exchange-traded funds.
A portion of the Fund’s net assets may be “illiquid” investments.
The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, as amended, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.